CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Time charter revenues	$ 203,725		$ 182,540		$ 126,634
Total operating revenues	203,725		182,540		126,634
Operating expenses
Vessel operating expenses	33,069		32,505		29,762
Voyage expenses	238		1,950		4,909
Administrative expenses	5,203		5,591		5,040
Depreciation and amortization	35,634		33,068		28,238
Impairment of long-term assets (Note 7)	0		1,500		1,500
Total operating expenses	74,144		74,614		69,449
Operating income	129,581		107,926		57,185
Financial income (expense)
Interest income	1,547		3,388		7,173
Interest expense	(19,880)		(17,952)		(27,306)
Other financial items, net (Note 8)	(20,115)		(20,629)		16,764
Net financial expenses	(38,448)		(35,193)		(3,369)
Income before income taxes and non-controlling interest	91,133		72,733		53,816
Income taxes (Note 9)	(1,609)		(1,122)		(1,640)
Net income	89,524		71,611		52,176
Net income attributable to non-controlling interest	(9,863)		(9,250)		(9,012)
Net income attributable to Golar LNG Partners LP Owners	79,661		62,361		43,164
Dropdown Predecessor's interest in net income (loss)	16,064		4,627		(2,122)
General Partner's interest in net income	1,272		1,155		906
Limited Partners' interest in net income	$ 62,325		$ 56,579		$ 44,380
Earnings per unit: (Note 26)
Common unit (basic and diluted) (in dollars per unit)	$ 1.89		$ 1.54		$ 1.54
Subordinated unit (basic and diluted) (in dollars per unit)	$ 1.16		$ 1.31		$ 0.55
General partner unit (basic and diluted) (in dollars per unit)	$ 1.59		$ 1.45		$ 1.14
Cash distributions declared and paid per unit (in dollars per unit)	$ 1.16	[1]	$ 0	[1]	$ 0	[1]

[1]	Cash distributions declared in respect of the year ended December 31, 2011. Of this amount, $0.73 per unit was paid in 2011 and $0.43 was declared and paid in February 2012.